Business and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Health Care Organization Receivable and Revenue Disclosures [Line Items]
Total	$ 13,626,168	$ 12,623,274	$ 11,742,454
Medicare [Member]
Health Care Organization Receivable and Revenue Disclosures [Line Items]
Total	3,654,247	3,464,117	3,212,424
Medicaid [Member]
Health Care Organization Receivable and Revenue Disclosures [Line Items]
Total	1,318,756	1,345,315	1,146,033
Managed Care and other third-party payors [Member]
Health Care Organization Receivable and Revenue Disclosures [Line Items]
Total	7,014,519	6,359,322	6,071,023
Self-pay [Member]
Health Care Organization Receivable and Revenue Disclosures [Line Items]
Total	$ 1,638,646	$ 1,454,520	$ 1,312,974